Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Financial Instruments:
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ (21)	$ 22	$ 37
Expected losses on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	12
Longest maturity of a derivative classified as a cash flow hedge	57 months
Gains (losses) recognized in OCI on derivatives (effective portion)	(65)	33	74
Gains (losses) reclassified from OCI into income (effective portion)	(10)	54	42
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	(9)	43	28
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(679)	246	80
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	46,520	42,866	45,222
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	3,846	3,525	5,495
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives		18	21
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	6,550	7,100	13,025
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	200	300	225
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,996,845	1,936,581	1,415,322
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives		279,995	334,445
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	128,000	113,000	135,471
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	18,564	19,351	19,724
Gains (losses) recognized in OCI on derivatives (effective portion)	(42)	22	74
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(9)	52	69
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(533)	(95)	318
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	8	(1)	(12)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	19	80	(193)
Foreign exchange contracts | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	2	(1)	(3)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(260)	223	68
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,013	3,049	3,572
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	149	101	(148)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(27)	(10)	28
Interest rate contracts
Financial Instruments:
Notional amount of derivative	2,242	4,693	3,983
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	84	(34)	6
Gains (losses) recognized in income on hedged item	(83)	35	(6)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(3)	(1)
Commodities
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(7)	(5)	4
Commodities | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(3)	(5)	(4)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(28)	(50)	10
Commodities | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	1	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(16)	16	(4)
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(6)	8	(11)
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	61,000,000	67,000,000	67,000,000
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 33	$ 56	$ 26